Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30, 2021	December 31, 2020

Raw materials	$166	$116
Inventory in progress	1,280	1,299
Finished goods	4,433	4,389
Net – advances from customers	(1,063)	(933)

	$4,816	$4,871